Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended										12 Months Ended
	Dec. 31, 2012 USD ($) Location		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Reduction To Costs Of Revenues USD ($)	Dec. 31, 2011 Reduction To Costs Of Revenues USD ($)	Dec. 31, 2010 Reduction To Costs Of Revenues USD ($)	Dec. 31, 2012 Reduction To Operating Expenses USD ($)	Dec. 31, 2011 Reduction To Operating Expenses USD ($)	Dec. 31, 2010 Reduction To Operating Expenses USD ($)	Dec. 31, 2012 Other Operating Income USD ($)	Dec. 31, 2011 Other Operating Income USD ($)	Dec. 31, 2010 Other Operating Income USD ($)	Dec. 31, 2012 Fixed Price Contracts USD ($)	Dec. 31, 2011 Fixed Price Contracts USD ($)	Dec. 31, 2010 Fixed Price Contracts USD ($)	Dec. 31, 2012 Time-And-Expense Basis Contracts USD ($)	Dec. 31, 2011 Time-And-Expense Basis Contracts USD ($)	Dec. 31, 2010 Time-And-Expense Basis Contracts USD ($)	Dec. 31, 2012 Volume Basis Contracts USD ($)	Dec. 31, 2011 Volume Basis Contracts USD ($)	Dec. 31, 2010 Volume Basis Contracts USD ($)	Dec. 31, 2012 PRC	Dec. 31, 2012 Finite-lived Intangible Assets	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Fixed Price Contracts	Dec. 31, 2012 iSoftStone WFOE
Financing Receivable, Impaired [Line Items]
Service period	3 years																																2 years
Trademark and software licensing agreement term																																		3 years
Restriction period for cash deposit																															3 months	6 months
Acquired intangible assets, weighted average amortization period																														4 years 6 months
Net revenues	$ 381,144,000	[1]	$ 283,417,000	[1]	$ 196,975,000	[1]														$ 235,877,000	$ 172,695,000	$ 115,835,000	$ 142,474,000	$ 107,261,000	$ 79,366,000	$ 2,793,000	$ 3,461,000	$ 1,774,000
Business tax rate																													5.00%
Number of provinces that VAT reform pilot program expended	8
Value added tax rate	6.00%
VAT rebate revenue	16,000		77,000		240,000
Government subsidies	1,110,000		1,840,000		3,269,000						13,845,000	9,277,000	6,133,000	3,192,000	3,054,000	1,569,000	1,110,000	1,840,000	3,269,000
Cash	$ 116,597,000		$ 101,196,000		$ 181,080,000		531,962,381	473,192,669	350,501,290	$ 55,138,000

[1]	Net revenues are presented by headquarters location of the Group's clients.